CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Nov. 30, 2021	Aug. 31, 2021	Aug. 31, 2020
Other assets
Accumulated depreciation	$ 0	$ 4,558	$ 3,144
Stockholders' equity
Common stock, shares outstanding	20,020,239	188,616	187,194
Common stock , shares par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares issued	20,020,239	188,616	187,194
Common stock, shares authorized	200,000,000	200,000,000	200,000,000
Preferred stock Series A [Member]
Stockholders' equity
Preferred stock, shares par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	22,305,486	22,305,486	22,305,486
Preferred stock, shares issued	0	0	8,480,000
Preferred stock, shares outstanding	0	0	8,480,000
Preferred stock Series B [Member]
Stockholders' equity
Preferred stock, shares par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	8,083,542	8,083,542	2,694,514
Preferred stock, shares issued	8,083,542	2,694,514	0
Preferred stock, shares outstanding	8,083,542	2,694,514	0